UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  DC  20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [x]; Amendment Number: 1
  This amendment (Check only one):  [ ] is a restatement.
                                    [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perkins Investment Management, LLC.
Address: 311 S. Wacker Dr. - Ste. 6000
         Chicago, IL  60606

Form 13F File Number: 28-10527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:   Ted Hans
Title:  Treasurer
Phone:  312-922-0355

Signature, Place, and Date of signing:

/s/ Ted Hans               Chicago, IL          8/22/11

Report Type:

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.



      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			2

Form 13F Information Entry Total:               13

Form 13F Information Table Value Total:         686706
						     	 	(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.		Form 13F File Number		Name
1.			28-1343			Janus Capital Management, LLC.
2.			28-10528			PWMCO, LLC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Akamai Technologies Inc        COM              00971T101    56158  1784483 SH       DEFINED 1. 2.         1784483
Walt Disney Co/The             COM              254687106      726    18600 SH       DEFINED 1.              18600
Dolby Laboratories Inc         COM              25659T107    76956  1812444 SH       DEFINED 1. 2.         1812444
Guess? Inc                     COM              401617105    47472  1128678 SH       DEFINED 1. 2.         1128678
GILEAD SCIENCES INC            COM              375558103     1872    45200 SH       DEFINED 1. 2.           45200
Macy's Inc                     COM              55616P104    78427  2682190 SH       DEFINED 1.            2682190
Mosaic Co/The                  COM              61945C103    80284  1185351 SH       DEFINED 1. 2.         1185351
Petroleum Development Corp     COM              716578109    22944   767100 SH       DEFINED 1.             767100
ProLogis Inc                   COM              74340W103    75576  2108696 SH       DEFINED 1. 2.         2108696
RadioShack Corp                COM              750438103   110962  8336759 SH       DEFINED 1. 2.         8336759
STEC Inc                       COM              784774101    13059   767700 SH       DEFINED 1.             767700
Tidewater Inc                  COM              886423102    13752   255566 SH       DEFINED 1. 2.          255566
WMS Industries Inc             COM              929297109   108519  3532509 SH       DEFINED 1. 2.         3532509